Ordinary dividends	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Ordinary dividends
8. Ordinary dividends

Amounts recognised as distributions to equity holders in the year:

	2020	2019	2018	2020	2019	2018
Per share	Pence per share			£m	£m	£m
2019 Final dividend	–	37.30p	37.30p	–	466.4	464.6
2020 Interim dividend	10.00p	22.70p	22.70p	122.0	284.1	282.8
	10.00p	60.00p	60.00p	122.0	750.5	747.4

Proposed final dividend for the year ended 31 December 2020:

	2020	2019	2018
Per share	Pence per share
Final dividend	14.00p	–	37.3p

The payment of dividends will not have any tax consequences for the Group.

Final dividends are paid in the subsequent year to which they relate. The 2019 final dividend which was due to be paid in 2020 was cancelled to protect liquidity in light of the threat from Covid-19 at that time.